Fair Value Measurements - Assets and liabilities that are measured at fair value on a recurring basis (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)
$ in Thousands
	Apr. 30, 2021	Jan. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 800	$ 900
Recurring member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	800	900
Total assets recorded at fair value	800	900
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	800	900
Total assets recorded at fair value	$ 800	$ 900